Accpunts receivable (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	R$ 437,139
Additions (Reversals), net	553,592
Decrease through write-off, financial assets	(5,117)
Allowance account for credit losses of financial assets	985,614
Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	256,927
Additions (Reversals), net	265,002
Decrease through write-off, financial assets	0
Allowance account for credit losses of financial assets	521,929
Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	174,046
Additions (Reversals), net	277,239
Decrease through write-off, financial assets	0
Allowance account for credit losses of financial assets	451,285
Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	6,166
Additions (Reversals), net	11,351
Decrease through write-off, financial assets	(5,117)
Allowance account for credit losses of financial assets	R$ 12,400